UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM I	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

Absolute Asia Dynamic Equity Fund

Shares	Description	Value (†)
Common Stocks – 86.5% of Net Assets

	Australia – 19.1%
3,447	BHP Billiton Ltd.	$131,391
25,798	Incitec Pivot Ltd.	89,803
2,695	Newcrest Mining Ltd.	103,143
23,497	Paladin Energy Ltd.(b)	81,753
2,008	Rio Tinto Ltd.	149,220

		555,310

	China – 14.9%
70,000	Ausnutria Dairy Corp. Ltd.	33,314
24,000	China Resources Land Ltd.	48,561
32,000	CNOOC Ltd.	62,193
31,000	Digital China Holdings Ltd.	54,087
30,400	Shanghai Friendship Group, Inc., Co., Class B(c)(d)	43,746
27,300	Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	48,077
53,027	Skyworth Digital Holdings Ltd.	36,837
10,000	Weichai Power Co. Ltd., Class H	106,102

		432,917

	Hong Kong – 13.8%
11,163	Henderson Land Development Co. Ltd.	79,320
4,000	Hong Kong Aircraft Engineering Co. Ltd.	74,072
4,500	Hong Kong Exchanges & Clearing Ltd.	88,469
30,000	Lifestyle International Holdings Ltd.	74,063
5,000	Sun Hung Kai Properties Ltd.	85,833

		401,757

	India – 4.2%
1,800	Infosys Technologies Ltd., Sponsored ADR	121,158

	Indonesia – 6.3%
19,000	PT Astra International Tbk	120,574
27,000	PT United Tractors Tbk	61,849

		182,423

	Korea – 14.3%
354	Doosan Corp.	47,383
787	Hyundai Motor Co.	105,635
278	Lotte Shopping Co. Ltd.	116,029
222	POSCO	100,915
496	Samsung Life Insurance Co. Ltd., 144A	45,239

		415,201

	Malaysia – 2.9%
15,300	Kuala Lumpur Kepong Berhad	84,243

	Singapore – 5.1%
12,000	Singapore Airlines Ltd.	148,967

	Taiwan – 5.9%
16,500	Simplo Technology Co. Ltd.	94,309

Shares	Description	Value (†)
Common Stocks – continued

	Taiwan – continued
25,000	Taiwan Fertilizer Co. Ltd.	$77,944

		172,253

	Total Common Stocks (Identified Cost $2,187,727)	2,514,229

Warrants – 0.0%

	Hong Kong – 0.0%
2,200	Henderson Land Development Co., Ltd., Expiration on 6/1/2011(b) (Identified Cost $0)	629

Principal Amount	Description	Value (†)
Short-Term Investments – 15.0%
$435,137	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010 at 0.000% to be repurchased at $435,137 on 10/01/2010, collateralized by $445,000 Federal Home Loan Mortgage Corp., 1.200% due 9/24/2013 valued at $445,556 including accrued interest(e) (Identified Cost $435,137)	435,137

	Total Investments – 101.5% (Identified Cost $2,622,864)(a)	2,949,995
	Other assets less liabilities – (1.5)%	(42,666)

	Net Assets – 100.0%	$2,907,329

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2010, approximately 78% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amount exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $2,622,864 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$378,039
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(50,908)

Net unrealized appreciation	$327,131

(b)	Non-income producing security.
(c)	Fair valued security by the Fund’s investment adviser. At September 30, 2010, the value of this security amounted to $43,746 or 1.5% of net assets.
(d)	Illiquid security. At September 30, 2010, the value of this security amounted to $43,746 or 1.5% of net assets.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the total value of this security amounted to $45,239 or 1.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$555,310	$—	$555,310
China	43,746	389,171	—	432,917
Hong Kong	—	401,757	—	401,757
India	121,158	—	—	121,158
Indonesia	—	182,423	—	182,423
Korea	45,239	369,962	—	415,201
Malaysia	—	84,243	—	84,243
Singapore	—	148,967	—	148,967
Taiwan	—	172,253	—	172,253

Total Common Stocks	210,143	2,304,086	—	2,514,229

Warrants*	629	—	—	629
Short-Term Investments	—	435,137	—	435,137

Total	$210,772	$2,739,223	$—	$2,949,995

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2010 (Unaudited)

Metals & Mining	16.7%
Automobiles	7.8
Real Estate Management & Development	7.3
Multiline Retail	6.5
Machinery	5.8
Chemicals	5.8
Airlines	5.1
Oil, Gas & Consumable Fuels	4.9
IT Services	4.2
Food Products	4.0
Computers & Peripherals	3.2
Diversified Financial Services	3.0
Transportation Infrastructure	2.6
Other Investments, less than 2% each	9.6
Short-Term Investments	15.0

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

Currency Exposure at September 30, 2010 as a Percentage of Net Assets (Unaudited)

Hong Kong Dollar	25.6%
United States Dollar	22.3
Australian Dollar	19.1
South Korean Won	14.3
Indonesian Rupiah	6.3
New Taiwan Dollar	5.9
Singapore Dollar	5.1
Malaysian Ringgit	2.9

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks – 97.8% of Net Assets

	Air Freight & Logistics – 12.1%
700,000	FedEx Corp.	$59,850,000
725,000	United Parcel Service, Inc., Class B	48,350,250

		108,200,250

	Airlines – 5.5%
4,280,000	Delta Air Lines, Inc.(b)	49,819,200

	Automobiles – 10.6%
7,800,000	Ford Motor Co.(b)	95,472,000

	Commercial Banks – 11.7%
2,518,768	Banco Bradesco SA, Sponsored ADR	51,332,492
2,206,705	Itau Unibanco Holding SA, Preference ADR	53,358,127

		104,690,619

	Consumer Finance – 4.9%
1,050,000	American Express Co.	44,131,500

	Hotels, Restaurants & Leisure – 5.6%
1,398,110	Marriott International, Inc., Class A	50,094,281

	Industrial Conglomerates – 2.8%
290,000	3M Co.	25,145,900

	Insurance – 10.1%
1,179,300	MetLife, Inc.	45,344,085
830,000	Prudential Financial, Inc.	44,969,400

		90,313,485

	Machinery – 5.6%
720,000	Deere & Co.	50,241,600

	Media – 10.0%
3,000,000	CBS Corp., Class B	47,580,000
1,280,000	Walt Disney Co. (The)	42,380,800

		89,960,800

	Metals & Mining – 5.2%
550,000	Freeport-McMoRan Copper & Gold, Inc.	46,964,500

	Oil, Gas & Consumable Fuels – 8.8%
900,000	BP PLC, Sponsored ADR	37,053,000
860,000	Peabody Energy Corp.	42,148,600

		79,201,600

	Software – 4.9%
1,650,000	Oracle Corp.	44,302,500

	Total Common Stocks (Identified Cost $729,160,146)	878,538,235

Principal Amount	Description	Value (†)
Short-Term Investments – 1.3%
$ 11,500,000	Chevron Funding Corp., Commercial Paper, 0.110%, 10/01/2010	$11,500,000
339,451	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010 at 0.000% to be repurchased at $339,451 on 10/01/2010 collateralized by $345,000 Federal Home Loan Bank, 1.000% due 12/28/2011 valued at $348,881 including accrued interest(c)	339,451

	Total Short-Term Investments (Identified Cost $11,839,451)	11,839,451

	Total Investments – 99.1% (Identified Cost $740,999,597)(a)	890,377,686
	Other assets less liabilities – 0.9%	7,741,505

	Net Assets – 100.0%	$898,119,191

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $740,999,597 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$162,285,970
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,907,881)

Net unrealized appreciation	$149,378,089

At December 31, 2009, the Fund had a capital loss carryforward of $269,413,017 of which $81,851,673 expires on December 31, 2016 and $187,561,344 expires on December 31, 2017. At December 31, 2009 post-October capital loss deferrals were $29,753. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$878,538,235	$—	$—	$878,538,235
Short-Term Investments	—	11,839,451	—	11,839,451

Total	$878,538,235	$11,839,451	$—	$890,377,686

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2010 (Unaudited)

Air Freight & Logistics	12.1%
Commercial Banks	11.7
Automobiles	10.6
Insurance	10.1
Media	10.0
Oil, Gas & Consumable Fuels	8.8
Machinery	5.6
Hotels, Restaurants & Leisure	5.6
Airlines	5.5
Metals & Mining	5.2
Software	4.9
Consumer Finance	4.9
Industrial Conglomerates	2.8
Short-Term Investments	1.3

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

Hansberger International Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets

	Australia – 4.4%
22,720	BHP Billiton Ltd.	$866,028
11,630	Commonwealth Bank of Australia	575,606
16,179	CSL Ltd.	517,572
17,711	Macquarie Group Ltd.	621,452
11,244	Rio Tinto Ltd.	835,576
31,007	Westpac Banking Corp.	697,593

		4,113,827

	Belgium – 0.9%
14,000	Anheuser-Busch InBev NV	824,169

	Brazil – 6.0%
84,938	Companhia Energetica de Minas Gerais, Sponsored Preference ADR	1,392,134
37,715	Gafisa SA, ADR	584,205
33,196	Itau Unibanco Holding SA, Preference ADR	802,679
16,012	Petroleo Brasileiro SA, ADR	580,755
12,674	Petroleo Brasileiro SA, Sponsored Preference ADR	415,961
31,394	Vale SA, Sponsored ADR	981,690
31,069	Vale SA, Sponsored Preference ADR	862,165

		5,619,589

	Canada – 6.2%
28,873	Bank of Nova Scotia	1,541,166
32,749	Cameco Corp.	908,130
10,670	Canadian National Railway Co.	683,093
47,695	Manulife Financial Corp.	601,692
44,352	Suncor Energy, Inc.	1,443,658
16,551	Teck Resources Ltd., Class B	681,239

		5,858,978

	Chile – 0.7%
12,903	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	622,441

	China – 10.5%
616,000	Agile Property Holdings Ltd.	696,274
570,000	China Communications Construction Co. Ltd., Class H	541,089
514,000	China Construction Bank Corp., Class H	449,235
194,500	China Merchants Bank Co. Ltd., Class H	498,904
248,000	China Resources Land Ltd.	501,792
144,000	China Shenhua Energy Co. Ltd., Class H	593,020
1,291,200	China State Construction International Holdings Ltd.	775,005
629,194	Guangzhou Automobile Group Co. Ltd., Class H	1,085,035
1,233,000	Industrial and Commercial Bank of China Ltd., Class H	914,240
7,063	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	689,207
462,000	PetroChina Co. Ltd., Class H	537,162
58,000	Ping An Insurance (Group) Co. of China Ltd., Class H	589,965
38,700	Tencent Holdings Ltd.	842,418
109,600	Weichai Power Co. Ltd., Class H	1,162,883

		9,876,229

Shares	Description	Value (†)
Common Stocks – continued

	Denmark – 1.7%
6,460	Novo Nordisk A/S, Class B	$639,268
24,682	Vestas Wind Systems A/S(b)	930,042

		1,569,310

	France – 8.4%
13,875	ArcelorMittal	457,744
32,277	AXA SA	565,860
21,233	BNP Paribas, 144A	1,515,426
11,627	Carrefour SA	626,748
12,068	Electricite de France	520,932
11,269	GDF Suez	404,401
9,391	Groupe Danone	562,829
7,385	Iliad SA	769,553
4,949	PPR	802,924
61,917	STMicroelectronics NV	473,796
12,531	Total SA	647,488
10,612	Total SA, Sponsored ADR	547,579

		7,895,280

	Germany – 6.3%
21,732	Adidas AG	1,345,048
20,632	Aixtron AG	611,639
6,183	Bayer AG	430,955
9,246	Bayerische Motoren Werke AG	648,554
7,832	Deutsche Boerse AG	522,618
13,437	SAP AG	664,576
8,251	Siemens AG, (Registered)	870,380
4,230	Wacker Chemie AG	779,975

		5,873,745

	Hong Kong – 1.9%
176,873	Esprit Holdings Ltd.	956,851
142,000	Li & Fung Ltd.	799,105

		1,755,956

	India – 0.8%
4,220	HDFC Bank Ltd., ADR	778,041

	Israel – 0.6%
11,196	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	590,589

	Italy – 1.4%
29,389	ENI SpA	635,019
15,814	Saipem SpA	635,604

		1,270,623

	Japan – 11.5%
93,000	Bank of Yokohama (The) Ltd.	434,581
30,700	Canon, Inc.	1,433,875
8,900	FANUC Ltd.	1,135,999
3,700	Fast Retailing Co. Ltd.	521,201
44,600	Mitsui & Co. Ltd.	663,155
30,000	NGK Insulators Ltd.	499,829

Shares	Description	Value (†)
Common Stocks – continued

	Japan – continued
2,500	Nintendo Co. Ltd.	$627,032
82,500	Nomura Holdings, Inc., 144A	396,905
23,400	Shin-Etsu Chemical Co. Ltd.	1,141,853
4,600	SMC Corp.	607,175
222	Sony Financial Holdings, Inc.	722,702
36,100	Sumitomo Corp.	465,514
83,000	Sumitomo Trust & Banking Co. Ltd.	415,899
26,200	THK Co. Ltd.	491,974
18,100	Toyota Motor Corp.	648,716
10,130	Yamada Denki Co. Ltd.	629,082

		10,835,492

	Korea – 2.2%
12,615	KB Financial Group, Inc., ADR	540,805
1,068	Samsung Electronics Co. Ltd.	727,318
2,236	Samsung Electronics Co. Ltd., GDR, 144A	766,948

		2,035,071

	Mexico – 1.3%
11,723	America Movil SAB de CV, Series L, ADR	625,188
23,998	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	605,229

		1,230,417

	Norway – 0.7%
33,380	Subsea 7, Inc.(b)	654,956

	Russia – 2.5%
16,140	Evraz Group SA, GDR, (Reg S)(b)(c)	481,779
45,675	Gazprom, Sponsored ADR	956,891
8,576	LUKOIL, Sponsored ADR	486,259
27,008	MMC Norilsk Nickel, ADR	460,487

		2,385,416

	Singapore – 0.7%
57,000	DBS Group Holdings Ltd.	609,817

	South Africa – 0.9%
47,254	MTN Group Ltd.	853,425

	Spain – 1.1%
83,873	Banco Santander Central Hispano SA	1,064,538

	Sweden – 3.0%
39,615	Atlas Copco AB, Class A	766,179
9,848	Millicom International Cellular SA	944,916
47,221	Sandvik AB	725,042
36,074	Telefonaktiebolaget LM Ericsson, Class B	395,621

		2,831,758

	Switzerland – 8.4%
64,718	ABB Ltd., (Registered)(b)	1,366,519
22,895	Credit Suisse Group, (Registered)	975,402
38,861	Logitech International SA, (Registered)(b)	676,181

Shares	Description	Value (†)
Common Stocks – continued

	Switzerland – continued
5,108	Lonza Group AG, (Registered)	$436,625
32,082	Nestle SA, (Registered)	1,710,208
18,312	Novartis AG, (Registered)	1,054,000
8,676	Roche Holding AG	1,185,419
1,822	Syngenta AG, (Registered)	453,244

		7,857,598

	Taiwan – 0.5%
228,927	Taiwan Semiconductor Manufacturing Co. Ltd.	453,046

	United Kingdom – 16.1%
13,105	Anglo American PLC	520,194
101,460	ARM Holdings PLC	631,181
40,833	Autonomy Corp. PLC(b)	1,163,600
147,991	Barclays PLC	695,600
39,319	BG Group PLC	692,295
24,992	BHP Billiton PLC	797,056
74,516	British Sky Broadcasting Group PLC	828,115
1,056,033	Dixons Retail PLC(b)	427,502
55,375	Eurasian Natural Resources Corp.	800,071
22,466	GlaxoSmithKline PLC	443,139
53,576	HSBC Holdings PLC	543,206
11,475	HSBC Holdings PLC, Sponsored ADR	580,520
62,956	ICAP PLC	426,895
444,968	Lloyds Banking Group PLC(b)	516,233
184,274	Man Group PLC	634,932
84,301	Prudential PLC	842,408
53,381	Smith & Nephew PLC	486,755
52,375	Standard Chartered PLC	1,503,921
163,470	Tesco PLC	1,090,442
26,591	Vedanta Resources PLC	905,158
239,741	Vodafone Group PLC	591,526

		15,120,749

	Total Common Stocks (Identified Cost $83,543,221)	92,581,060

Preferred Stocks – 0.5%

	Germany – 0.5%
8,666	Henkel AG & Co. KGaA (Identified Cost $312,353)	465,430

Exchange Traded Funds – 0.7%

	United States – 0.7%
8,426	iShares MSCI EAFE Index Fund	462,756
1,402	iShares MSCI Emerging Markets Index	62,768
2,013	Vanguard Emerging Markets	91,390

	Total Exchange Traded Funds (Identified Cost $605,712)	616,914

Principal Amount	Description	Value (†)
Short-Term Investments – 0.1%
$ 109,450	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010 at 0.000% to be repurchased at $109,450 on 10/01/2010 collateralized by $115,000 Federal Home Loan Bank, 0.360% due 3/22/2011 valued at $116,294 including accrued interest(d) (Identified Cost $109,450)	$109,450

	Total Investments – 100.0% (Identified Cost $84,570,736)(a)	93,772,854
	Other assets less liabilities – 0.0%	43,807

	Net Assets – 100.0%	$93,816,661

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2010, approximately 75% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $84,771,947 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,321,726
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,320,819)

Net unrealized appreciation	$9,000,907

At December 31, 2009, the Fund had a capital loss carry forward of $18,831,362 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $461,069 or 0.5% of net assets.

ADR/ GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,113,827	$—	$4,113,827
Belgium	—	824,169	—	824,169
Brazil	5,619,589	—	—	5,619,589
Canada	5,858,978	—	—	5,858,978
Chile	622,441	—	—	622,441
China	1,774,242	8,101,987	—	9,876,229
Denmark	—	1,569,310	—	1,569,310
France	547,579	7,347,701	—	7,895,280
Germany	—	5,873,745	—	5,873,745
Hong Kong	—	1,755,956	—	1,755,956
India	778,041	—	—	778,041
Israel	590,589	—	—	590,589
Italy	—	1,270,623	—	1,270,623
Japan	—	10,835,492	—	10,835,492
Korea	1,307,753	727,318	—	2,035,071
Mexico	1,230,417	—	—	1,230,417
Norway	—	654,956	—	654,956
Russia	2,385,416	—	—	2,385,416
Singapore	—	609,817	—	609,817
South Africa	—	853,425	—	853,425
Spain	—	1,064,538	—	1,064,538
Sweden	944,916	1,886,842	—	2,831,758
Switzerland	676,181	7,181,417	—	7,857,598
Taiwan	—	453,046	—	453,046
United Kingdom	580,520	14,540,229	—	15,120,749

Total Common Stocks	22,916,662	69,664,398	—	92,581,060

Preferred Stocks*	—	465,430	—	465,430
Exchange Traded Funds*	616,914	—	—	616,914
Short-Term Investments	—	109,450	—	109,450

Total	$23,533,576	$70,239,278	$—	$93,772,854

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2010 (Unaudited)

Commercial Banks	15.7%
Metals & Mining	9.2
Oil, Gas & Consumable Fuels	9.0
Machinery	5.8
Pharmaceuticals	4.6
Semiconductors & Semiconductor Equipment	3.9
Insurance	3.5
Capital Markets	3.3
Wireless Telecommunication Services	3.2
Chemicals	3.2
Specialty Retail	2.7
Software	2.6
Automobiles	2.5
Food & Staples Retailing	2.5
Electrical Equipment	2.4
Food Products	2.4
Electric Utilities	2.0
Other Investments, less than 2% each	21.4
Short-Term Investments	0.1

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

Currency Exposure at September 30, 2010 as a Percentage of Net Assets (Unaudited)

United States Dollar	21.8%
Euro	18.0
British Pound	14.9
Hong Kong Dollar	12.2
Japanese Yen	11.5
Swiss Franc	7.7
Australian Dollar	4.4
Canadian Dollar	2.3
Swedish Krona	2.0
Other, less than 2% each	5.2

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

Natixis Income Diversified Portfolio

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 52.5% of Net Assets

Non-Convertible Bonds – 51.3%

	ABS Home Equity – 0.3%
$25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	$19,534
50,000	Option One Mortgage Loan Trust, Series 2004-3, Class M2, 0.826%, 11/25/2034(b)	41,992
75,000	Park Place Securities, Inc., Series 2005-WHQ3, Class M2, 0.706%, 6/25/2035(b)	53,887
57,354	Residential Asset Mortgage Products, Inc., Series 2006-RZ2, Class A2, 0.426%, 5/25/2036(b)	49,396

		164,809

	ABS Other – 0.1%
46,632	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	47,270

	Airlines – 1.6%
34,519	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	40,732
41,517	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	44,839
14,734	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	15,213
916,632	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	914,340

		1,015,124

	Automotive – 1.5%
115,000	Cummins, Inc., 7.125%, 3/01/2028	129,651
230,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	259,985
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	36,800
480,000	Harley-Davidson Funding Corp., 6.800%, 6/15/2018, 144A	521,899

		948,335

	Banking – 3.0%
325,000	Bank of America Corp., 5.420%, 3/15/2017	332,833
200,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	176,330
145,000	Citigroup, Inc., 5.500%, 2/15/2017	149,724
105,000	Citigroup, Inc., 5.875%, 2/22/2033	100,525
25,000	Citigroup, Inc., 6.000%, 10/31/2033	24,117
20,000	Citigroup, Inc., 6.125%, 8/25/2036	19,480
437,254	HSBC Bank USA, Zero Coupon, 11/28/2011, 144A	403,892

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
3,339,258,780	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	$342,232
100,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	97,772
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	102,708
110,000	Morgan Stanley, 5.500%, 7/24/2020	113,324

		1,862,937

	Building Materials – 1.2%
170,000	Masco Corp., 5.850%, 3/15/2017	166,323
85,000	Owens Corning, Inc., 6.500%, 12/01/2016	91,959
525,000	USG Corp., 6.300%, 11/15/2016	455,437
10,000	USG Corp., 9.500%, 1/15/2018	9,813

		723,532

	Chemicals – 0.4%
200,000	Hercules, Inc., 6.500%, 6/30/2029	163,500
55,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	54,410

		217,910

	Collateralized Mortgage Obligations – 0.3%
52,452	Banc of America Funding Corp., Series 2005-5, Class 1A11, 5.500%, 9/25/2035	48,977
92,414	Master Adjustable Rate Mortgages Trust, Series 2004-15, Class 4A1, 3.177%, 12/25/2034(b)	80,463
48,916	Master Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.008%, 3/25/2035(b)	42,290

		171,730

	Commercial Mortgage-Backed Securities – 1.7%
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	265,598
200,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	220,946
115,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.742%, 2/12/2049(b)	126,062
225,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	234,094
115,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	121,657
100,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.808%, 8/12/2045, 144A(b)	92,222

		1,060,579

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Construction Machinery – 0.6%
$400,000	Joy Global, Inc., 6.625%, 11/15/2036	$396,773

	Consumer Products – 0.2%
75,000	Fortune Brands, Inc., 5.875%, 1/15/2036	76,033
20,000	Hasbro, Inc., 6.600%, 7/15/2028	21,141

		97,174

	Electric – 0.1%
20,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)	9,600
135,000	TXU Corp., Series Q, 6.500%, 11/15/2024	51,638

		61,238

	Government Guaranteed – 0.3%
170,000	Citigroup Funding, Inc., (FDIC insured), 1.875%, 10/22/2012	174,338

	Government Owned - No Guarantee – 0.5%
320,000	DP World Ltd., 6.850%, 7/02/2037, 144A	299,292

	Healthcare – 2.1%
25,000	HCA, Inc., 7.050%, 12/01/2027	22,000
5,000	HCA, Inc., 7.500%, 12/15/2023	4,700
460,000	HCA, Inc., 7.500%, 11/06/2033	422,050
310,000	HCA, Inc., 7.690%, 6/15/2025	289,850
20,000	HCA, Inc., 8.360%, 4/15/2024	19,600
135,000	HCA, Inc., MTN, 7.580%, 9/15/2025	125,550
30,000	HCA, Inc., MTN, 7.750%, 7/15/2036	27,600
345,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	352,158
60,000	Quintiles Transnational Corp., 9.500%, 12/30/2014, 144A(d)	61,650

		1,325,158

	Home Construction – 1.1%
125,000	KB Home, 6.250%, 6/15/2015	119,375
105,000	KB Home, 7.250%, 6/15/2018	98,438
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	60,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$470,000	Pulte Group, Inc., 6.375%, 5/15/2033	$376,000

		653,813

	Independent Energy – 0.4%
195,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	201,062
75,000	SandRidge Energy, Inc., 8.000%, 6/01/2018, 144A	73,125

		274,187

	Local Authorities – 1.0%
375,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	390,971
140,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	111,019
165,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	133,876

		635,866

	Lodging – 0.3%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	32,900
25,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	25,079
60,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	62,594
50,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	53,437

		174,010

	Media Cable – 0.5%
295,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	304,161

	Non-Captive Consumer – 1.1%
505,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	421,675
90,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	86,280
25,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	19,938
87,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	66,900
115,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	116,157

		710,950

	Non-Captive Diversified – 2.8%
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	68,640
45,000	CIT Group, Inc., 7.000%, 5/01/2017	44,044
900,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	692,989

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Non-Captive Diversified – continued
800,000		General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	$619,704
15,000		General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	11,739
260,000		International Lease Finance Corp., 6.500%, 9/01/2014, 144A	278,850

			1,715,966

		Paper – 0.3%
205,000		Weyerhaeuser Co., 6.875%, 12/15/2033	195,691

		Property & Casualty Insurance – 0.9%
520,000		White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	525,672

		REITs - Industrials – 0.1%
10,000		ProLogis, 5.750%, 4/01/2016	9,872
20,000		ProLogis, 6.625%, 5/15/2018	19,713
30,000		ProLogis, 6.875%, 3/15/2020	29,493

			59,078

		Retailers – 3.0%
227,494		CVS Pass-Through Trust, 7.507%, 1/10/2032, 144A	266,933
400,000		Dillard’s, Inc., 6.625%, 1/15/2018	386,000
205,000		Dillard’s, Inc., 7.000%, 12/01/2028	179,375
30,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	29,700
100,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	96,500
225,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	227,812
725,000		Toys R Us, Inc., 7.375%, 10/15/2018	692,375

			1,878,695

		Sovereigns – 1.8%
25,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	29,958
6,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	54,150
235,000		New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	227,877
205,000		New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	199,949
500,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	329,935

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sovereigns – continued
400,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	$272,459

		1,114,328

	Supermarket – 0.4%
320,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	234,000

	Supranational – 1.4%
921,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	88,870
23,000,000	Inter-American Development Bank, EMTN, 2.500%, 3/11/2013, (INR)	489,892
300,000,000	International Bank for Reconstruction & Development, EMTN, 2.300%, 2/26/2013, (KRW)	266,994

		845,756

	Technology – 2.3%
920,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	669,300
390,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	281,775
115,000	BMC Software, Inc., 7.250%, 6/01/2018(c)	138,857
155,000	Corning, Inc., 5.750%, 8/15/2040	164,420
125,000	Motorola, Inc., 6.500%, 11/15/2028	132,721
24,000	Motorola, Inc., 6.625%, 11/15/2037	25,665
40,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	26,000
25,000	Nortel Networks Ltd., 6.875%, 9/01/2023(e)	6,875

		1,445,613

	Transportation Services – 0.5%
10,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	11,103
275,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	316,814

		327,917

	Treasuries – 14.3%
180,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	184,036
140,000	Canadian Government, 4.500%, 6/01/2015, (CAD)	151,799
220,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	173,594
378,951	U.S. Treasury Inflation Indexed Bond, 2.000%, 1/15/2026(f)	416,698
176,514	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2040(f)	197,240

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$399,017	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025(f)	$458,838
259,452	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027(f)	299,485
712,368	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(f)	962,030
685,044	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2015(f)	732,087
343,411	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2018(f)	372,574
284,880	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2013(f)	302,774
470,744	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2015(f)	511,751
495,545	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2014(f)	531,473
375,885	U.S. Treasury Inflation Indexed Note, 2.000%, 7/15/2014(f)	406,543
291,079	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2016(f)	319,004
475,662	U.S. Treasury Inflation Indexed Note, 2.375%, 1/15/2017(f)	536,161
615,321	U.S. Treasury Inflation Indexed Note, 2.500%, 7/15/2016(f)	696,851
473,346	U.S. Treasury Inflation Indexed Note, 2.625%, 7/15/2017(f)	545,753
236,439	U.S. Treasury Inflation Indexed Note, 3.000%, 7/15/2012(f)	251,069
275,000	U.S. Treasury Note, 1.000%, 4/30/2012	277,772
510,000	U.S. Treasury Note, 2.500%, 4/30/2015	540,680

		8,868,212

	Wireless – 2.5%
4,000,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	319,357
75,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	75,375
500,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	497,500
580,000	Sprint Capital Corp., 6.875%, 11/15/2028	530,700
109,000	Sprint Nextel Corp., 6.000%, 12/01/2016	107,637

		1,530,569

	Wirelines – 2.7%
40,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	38,766
95,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	92,951
300,000	Embarq Corp., 7.995%, 6/01/2036	318,969

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$225,000	Frontier Communications Corp., 7.125%, 3/15/2019	$230,625
135,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	120,150
70,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	65,800
160,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	150,400
15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	15,150
140,000	Qwest Corp., 6.875%, 9/15/2033	138,250
315,000	Qwest Corp., 7.250%, 10/15/2035	311,850
59,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	55,658
122,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	120,350

		1,658,919

	Total Non-Convertible Bonds (Identified Cost $29,985,374)	31,719,602

Convertible Bonds – 1.1%

	Technology – 1.1%
10,000	Ciena Corp., 0.875%, 6/15/2017	7,288
555,000	Intel Corp., 2.950%, 12/15/2035	548,756
10,000,000	Toshiba Corp., Zero Coupon, 7/21/2011, (JPY)	120,118

	Total Convertible Bonds (Identified Cost $668,504)	676,162

Municipals – 0.1%

	Michigan – 0.1%
50,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c) (Identified Cost $49,997)	39,704

	Total Bonds and Notes (Identified Cost $30,703,875)	32,435,468

Shares	Description	Value (†)
Common Stocks – 41.5%

	Aerospace & Defense – 0.6%
1,733	General Dynamics Corp.	108,850
2,328	Honeywell International, Inc.	102,292
2,435	Northrop Grumman Corp.	147,634

		358,776

	Beverages – 0.2%
2,177	Coca-Cola Co. (The)	127,398

Shares	Description	Value (†)
Common Stocks – continued

	Building Products – 0.0%
1,724	Masco Corp.	$18,981

	Chemicals – 1.1%
1,749	Dow Chemical Co. (The)	48,028
2,303	Eastman Chemical Co.	170,422
1,880	International Flavors & Fragrances, Inc.	91,218
2,844	PPG Industries, Inc.	207,043
3,182	RPM International, Inc.	63,385
2,316	Sensient Technologies Corp.	70,615
1,725	Valspar Corp.	54,941

		705,652

	Commercial Banks – 0.9%
3,007	BancorpSouth, Inc.	42,639
3,081	Bank of Hawaii Corp.	138,399
1,800	BB&T Corp.	43,344
5,595	F.N.B. Corp.	47,893
2,538	FirstMerit Corp.	46,496
3,565	Trustmark Corp.	77,503
4,906	United Bankshares, Inc.	122,111
4,698	Valley National Bancorp	60,604

		578,989

	Commercial Services & Supplies – 0.8%
1,643	Avery Dennison Corp.	60,988
5,715	Deluxe Corp.	109,328
4,928	Pitney Bowes, Inc.	105,361
3,691	R. R. Donnelley & Sons Co.	62,599
2,018	Republic Services, Inc.	61,529
2,696	Waste Management, Inc.	96,355

		496,160

	Containers & Packaging – 0.2%
2,837	Sonoco Products Co.	94,869

	Distributors – 0.2%
3,281	Genuine Parts Co.	146,300

	Diversified Telecommunication Services – 0.6%
4,582	AT&T, Inc.	131,045
6,005	CenturyLink, Inc.	236,958

		368,003

	Electric Utilities – 2.2%
3,642	American Electric Power Co., Inc.	131,950
2,630	Cleco Corp.	77,900
3,125	DPL, Inc.	81,656
2,717	Edison International	93,438
2,851	Entergy Corp.	218,187
3,724	FirstEnergy Corp.	143,523
2,664	NextEra Energy, Inc.	144,895
2,981	Northeast Utilities	88,148
4,406	Pinnacle West Capital Corp.	181,836
3,368	PPL Corp.	91,711

Shares	Description	Value (†)
Common Stocks – continued

	Electric Utilities – continued
2,905	Unisource Energy Corp.	$97,114

		1,350,358

	Electrical Equipment – 0.4%
2,499	Emerson Electric Co.	131,597
2,354	Hubbell, Inc., Class B	119,466

		251,063

	Food & Staples Retailing – 0.1%
2,688	Sysco Corp.	76,662

	Food Products – 0.7%
4,251	General Mills, Inc.	155,332
2,838	H.J. Heinz Co.	134,436
3,382	Kraft Foods, Inc., Class A	104,368
2,807	Sara Lee Corp.	37,698

		431,834

	Gas Utilities – 0.9%
3,689	AGL Resources, Inc.	141,510
2,594	New Jersey Resources Corp.	101,737
3,441	Nicor, Inc.	157,667
3,133	Oneok, Inc.	141,110

		542,024

	Hotels, Restaurants & Leisure – 0.8%
2,420	Darden Restaurants, Inc.	103,528
2,803	McDonald’s Corp.	208,851
4,000	Starwood Hotels & Resorts Worldwide, Inc.	210,200

		522,579

	Household Durables – 0.3%
375	KB Home	4,249
4,082	Leggett & Platt, Inc.	92,906
1,606	Tupperware Brands Corp.	73,491

		170,646

	Household Products – 0.6%
2,508	Clorox Co. (The)	167,434
2,887	Kimberly-Clark Corp.	187,799

		355,233

	Industrial Conglomerates – 0.1%
1,992	General Electric Co.	32,370

	Insurance – 0.8%
2,223	Allstate Corp. (The)	70,136
4,461	Arthur J. Gallagher & Co.	117,636
4,775	Cincinnati Financial Corp.	137,759
4,882	Mercury General Corp.	199,527

		525,058

	Leisure Equipment & Products – 0.1%
2,931	Mattel, Inc.	68,761

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – 0.7%
1,785	Briggs & Stratton Corp.	$33,933
2,294	Caterpillar, Inc.	180,492
2,413	Eaton Corp.	199,048
1,347	Trinity Industries, Inc.	29,998

		443,471

	Media – 0.1%
2,084	McGraw-Hill Cos., Inc. (The)	68,897

	Metals & Mining – 0.1%
2,201	Commercial Metals Co.	31,892
1,300	Steel Dynamics, Inc.	18,343

		50,235

	Multi-Utilities – 2.1%
3,914	Alliant Energy Corp.	142,274
4,321	Black Hills Corp.	134,815
4,225	CenterPoint Energy, Inc.	66,417
3,813	DTE Energy Co.	175,131
4,705	NiSource, Inc.	81,867
3,035	OGE Energy Corp.	121,006
2,950	PG&E Corp.	133,989
3,155	Public Service Enterprise Group, Inc.	104,367
3,962	SCANA Corp.	159,748
2,220	Sempra Energy	119,436
3,954	TECO Energy, Inc.	68,483

		1,307,533

	Oil, Gas & Consumable Fuels – 0.6%
2,731	Chevron Corp.	221,348
3,567	Sunoco, Inc.	130,195

		351,543

	Paper & Forest Products – 0.1%
2,535	MeadWestvaco Corp.	61,803

	Personal Products – 0.1%
1,959	Avon Products, Inc.	62,903

	Pharmaceuticals – 0.7%
3,765	Bristol-Myers Squibb Co.	102,069
4,342	Eli Lilly & Co.	158,613
3,149	Merck & Co., Inc.	115,915
2,709	Pfizer, Inc.	46,514

		423,111

	REITs - Apartments – 3.9%
1,900	American Campus Communities, Inc.	57,836
6,600	AvalonBay Communities, Inc.	685,938
9,500	Camden Property Trust	455,715
21,400	Equity Residential	1,017,998
2,000	Essex Property Trust, Inc.	218,880

		2,436,367

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Diversified – 3.7%
3,300	Coresite Realty Corp.(g)	$54,087
5,300	Digital Realty Trust, Inc.	327,010
12,500	DuPont Fabros Technology, Inc.	314,375
6,300	Entertainment Properties Trust	272,034
13,100	Liberty Property Trust	417,890
11,000	Retail Opportunity Investments Corp.	105,270
9,100	Vornado Realty Trust	778,323

		2,268,989

	REITs - Healthcare – 2.6%
16,200	HCP, Inc.	582,876
2,400	Health Care REIT, Inc.	113,616
14,000	Nationwide Health Properties, Inc.	541,380
15,500	Omega Healthcare Investors, Inc.	347,975

		1,585,847

	REITs - Hotels – 1.1%
38,000	Host Hotels & Resorts, Inc.	550,240
7,500	Pebblebrook Hotel Trust(g)	135,075

		685,315

	REITs - Industrials – 1.1%
10,000	AMB Property Corp.	264,700
54,100	DCT Industrial Trust, Inc.	259,139
10,500	First Potomac Realty Trust	157,500

		681,339

	REITs - Manufactured Homes – 0.2%
2,700	Equity Lifestyle Properties, Inc.	147,096

	REITs - Office – 2.9%
2,200	Alexandria Real Estate Equities, Inc.	154,000
15,000	BioMed Realty Trust, Inc.	268,800
8,600	Boston Properties, Inc.	714,832
3,600	Hudson Pacific Properties, Inc.	58,932
10,800	Kilroy Realty Corp.	357,912
2,200	Mack-Cali Realty Corp.	71,962
8,500	Piedmont Office Realty Trust, Inc., Class A	160,735

		1,787,173

	REITs - Regional Malls – 3.3%
11,000	Macerich Co. (The)	472,450
16,000	Simon Property Group, Inc.	1,483,840
1,600	Taubman Centers, Inc.	71,376

		2,027,666

	REITs - Shopping Centers – 2.2%
15,100	Developers Diversified Realty Corp.	169,422
2,100	Excel Trust, Inc.	23,667
6,400	Federal Realty Investment Trust	522,624
25,400	Kite Realty Group Trust	112,776
8,600	Ramco-Gershenson Properties Trust	92,106
10,700	Regency Centers Corp.	422,329

		1,342,924

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Storage – 1.9%
26,300	Extra Space Storage, Inc.	$421,852
7,700	Public Storage	747,208

		1,169,060

	REITs - Triple Net Lease – 0.5%
9,200	National Retail Properties, Inc.	231,012
1,600	Realty Income Corp.	53,952

		284,964

	Specialty Retail – 0.1%
2,501	Home Depot, Inc.	79,232

	Textiles, Apparel & Luxury Goods – 0.3%
2,592	VF Corp.	210,004

	Thrifts & Mortgage Finance – 0.4%
3,566	Astoria Financial Corp.	48,604
3,289	First Niagara Financial Group, Inc.	38,317
5,975	New York Community Bancorp, Inc.	97,094
2,913	People’s United Financial, Inc.	38,131

		222,146

	Tobacco – 0.9%
5,439	Altria Group, Inc.	130,645
3,931	Lorillard, Inc.	315,699
3,181	Universal Corp.	127,526

		573,870

	Trading Companies & Distributors – 0.3%
2,985	Watsco, Inc.	166,205

	Total Common Stocks (Identified Cost $27,369,514)	25,659,409

Preferred Stocks – 0.4%

Non-Convertible Preferred Stocks – 0.3%

	Banking – 0.2%
129	Ally Financial, Inc., Series G, 7.000%, 144A	116,120

	Thrifts & Mortgage Finance – 0.1%
4,125	Countrywide Capital IV, 6.750%	99,371

	Total Non-Convertible Preferred Stocks (Identified Cost $105,662)	215,491

Convertible Preferred Stocks – 0.1%

	Capital Markets – 0.1%
625	Newell Financial Trust I, 5.250%	24,727

	Diversified Financial Services – 0.0%
275	Sovereign Capital Trust IV, 4.375%	10,175

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued
	Total Convertible Preferred Stocks (Identified Cost $35,399)	$34,902

	Total Preferred Stocks (Identified Cost $141,061)	250,393

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 3.2%
$ 1,996,084	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010 at 0.000% to be repurchased at $1,996,084 on 10/01/2010 collateralized by $195,000 Federal Home Loan Bank, 3.250% due 3/11/2011 valued at $197,681; $265,000 Federal Home Loan Bank, 0.360% due 3/22/2011 valued at $267,981; $1,570,000 Federal Home Loan Mortgage Corp., 1.200% due 9/24/2013 valued at $1,571,963 including accrued interest(h) (Identified Cost $1,996,084)	1,996,084

	Total Investments – 97.6% (Identified Cost $60,210,534)(a)	60,341,354
	Other assets less liabilities – 2.4%	1,479,410

	Net Assets – 100.0%	$61,820,764

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Portfolio by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Portfolio may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $60,231,812 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,926,386
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,816,844)

Net unrealized appreciation	$109,542

At December 31, 2009, the Portfolio had a capital loss carryforward of $21,169,370 of which $6,837,726 expires on December 31, 2016 and $14,331,644 expires on December 31, 2017. At December 31, 2009 post-October capital loss deferrals were $297,566. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of September 30, 2010 is disclosed.
(c)	Illiquid security. At September 30, 2010, the value of these securities amounted to $540,319 or 0.9% of net assets.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Treasury Inflation Protected Security (TIPS).
(g)	Non-income producing security.
(h)	It is the Portfolio’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Portfolio and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the total value of these securities amounted to $3,800,766 or 6.1% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FDIC	Federal Deposit Insurance Corporation
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Portfolio has categorized the inputs utilized in determining the value of the Portfolio’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$32,435,468	$—	$32,435,468
Common Stocks*	25,659,409	—	—	25,659,409
Preferred Stocks
Non-Convertible Preferred Stocks
Banking	—	116,120	—	116,120
Thrifts & Mortgage Finance	99,371	—	—	99,371

Total Non-Convertible Preferred Stocks	99,371	116,120	—	215,491

Preferred Stocks - continued
Convertible Preferred Stocks*	—	34,902	—	34,902

Total Preferred Stocks	99,371	151,022	—	250,393

Short-Term Investments	—	1,996,084	—	1,996,084

Total	$25,758,780	$34,582,574	$—	$60,341,354

*	Major categories of the Portfolio’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2010

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Bonds and Notes
Non-Convertible Bonds Supranational	$74,141	$—	$—	$—	$—	$—	$(74,141)	$—

Total	$74,141	$—	$—	$—	$—	$—	$(74,141)	$—

Securities valued at $74,141 were transferred from Level 3 to Level 2 during the period ended September 30, 2010. At December 31, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at September 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs observable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2010 (Unaudited)

Treasuries	14.3%
REITs - Apartments	3.9
REITs - Diversified	3.6
Technology	3.4
REITs - Regional Malls	3.3
Banking	3.2
Retailers	3.0
REITs - Office	2.9
Non-Captive Diversified	2.8
Wirelines	2.7
REITs - Healthcare	2.6
Wireless	2.5
Electric Utilities	2.2
REITs - Shopping Centers	2.2
Healthcare	2.1
Multi-Utilities	2.1
Other Investments, less than 2% each	37.6
Short-Term Investments	3.2

Total Investments	97.6
Other assets less liabilities	2.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

Natixis U.S. Diversified Portfolio

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets

	Aerospace & Defense – 2.2%
52,900	Boeing Co. (The)	$3,519,966
13,100	General Dynamics Corp.	822,811
38,313	GeoEye, Inc.(b)	1,550,910
25,000	Northrop Grumman Corp.	1,515,750

		7,409,437

	Air Freight & Logistics – 0.6%
9,000	FedEx Corp.	769,500
19,850	United Parcel Service, Inc., Class B	1,323,796

		2,093,296

	Airlines – 0.5%
101,550	Delta Air Lines, Inc.(b)	1,182,042
20,850	United Continental Holdings, Inc.(b)	492,686

		1,674,728

	Auto Components – 0.6%
27,602	Lear Corp.(b)	2,178,626

	Automobiles – 0.2%
41,050	Ford Motor Co.(b)	502,452

	Beverages – 0.4%
24,750	Coca-Cola Co. (The)	1,448,370

	Biotechnology – 1.2%
24,864	Alexion Pharmaceuticals, Inc.(b)	1,600,247
7,650	Amgen, Inc.(b)	421,591
11,100	Dendreon Corp.(b)	457,098
27,030	Human Genome Sciences, Inc.(b)	805,224
50,200	Incyte Corp. Ltd.(b)	802,698

		4,086,858

	Building Products – 0.4%
30,831	Armstrong World Industries, Inc.(b)	1,279,795

	Capital Markets – 4.0%
97,406	Ares Capital Corp.	1,524,404
131,000	Bank of New York Mellon Corp.	3,423,030
30,200	Franklin Resources, Inc.	3,228,380
14,243	Greenhill & Co., Inc.	1,129,755
20,950	Jefferies Group, Inc.	475,355
26,585	Legg Mason, Inc.	805,791
58,023	Raymond James Financial, Inc.	1,469,723
15,045	T. Rowe Price Group, Inc.	753,228
18,709	Virtus Investment Partners, Inc.(b)	566,134

		13,375,800

	Chemicals – 0.5%
7,682	CF Industries Holdings, Inc.	733,631
9,675	Ecolab, Inc.	490,909

Shares	Description	Value (†)
Common Stocks – continued

	Chemicals – continued
17,042	Quaker Chemical Corp.	$554,888

		1,779,428

	Commercial Banks – 1.2%
25,702	Comerica, Inc.	954,829
33,538	Commerce Bancshares, Inc.	1,260,694
91,064	First Horizon National Corp.(b)	1,039,036
28,650	Wells Fargo & Co.	719,975

		3,974,534

	Commercial Services & Supplies – 0.9%
47,308	Brink’s Co. (The)	1,088,084
23,651	Rollins, Inc.	552,960
18,999	Stericycle, Inc.(b)	1,320,051

		2,961,095

	Communications Equipment – 2.3%
30,405	Acme Packet, Inc.(b)	1,153,566
43,750	Cisco Systems, Inc.(b)	958,125
33,520	F5 Networks, Inc.(b)(c)	3,479,711
15,600	QUALCOMM, Inc.	703,872
33,658	Riverbed Technology, Inc.(b)	1,534,132

		7,829,406

	Computers & Peripherals – 3.0%
12,700	Apple, Inc.(b)	3,603,625
76,100	Hewlett-Packard Co.	3,201,527
61,807	NetApp, Inc.(b)	3,077,371
28,300	Seagate Technology(b)	333,374

		10,215,897

	Consumer Finance – 1.5%
14,425	American Express Co.	606,283
270,292	Discover Financial Services	4,508,470

		5,114,753

	Containers & Packaging – 0.3%
50,349	Temple-Inland, Inc.	939,512

	Diversified Financial Services – 2.4%
5,300	CME Group, Inc., Class A	1,380,385
11,127	IntercontinentalExchange, Inc.(b)	1,165,219
83,600	JPMorgan Chase & Co.	3,182,652
41,975	Moody’s Corp.	1,048,536
65,285	PHH Corp.(b)	1,374,902

		8,151,694

	Diversified Telecommunication Services – 0.1%
12,000	Verizon Communications, Inc.	391,080

	Electrical Equipment – 1.1%
40,990	Babcock & Wilcox Co.(b)	872,267
22,518	Baldor Electric Co.	909,727

Shares	Description	Value (†)
Common Stocks – continued

	Electrical Equipment – continued
30,800	Rockwell Automation, Inc.	$1,901,284

		3,683,278

	Electronic Equipment, Instruments & Components – 0.6%
37,661	Amphenol Corp., Class A	1,844,636
16,802	Daktronics, Inc.	164,995

		2,009,631

	Energy Equipment & Services – 2.4%
61,810	Complete Production Services, Inc.(b)	1,264,014
100,940	McDermott International, Inc.(b)	1,491,893
43,900	National-Oilwell Varco, Inc.	1,952,233
18,250	Schlumberger Ltd.	1,124,383
36,000	Transocean Ltd.(b)	2,314,440

		8,146,963

	Food & Staples Retailing – 2.4%
11,559	BJ’s Wholesale Club, Inc.(b)	479,698
134,100	Kroger Co. (The)	2,904,606
125,600	Safeway, Inc.	2,657,696
42,400	Walgreen Co.	1,420,400
18,100	Whole Foods Market, Inc.(b)	671,691

		8,134,091

	Food Products – 1.7%
29,575	Corn Products International, Inc.	1,109,062
28,700	General Mills, Inc.	1,048,698
11,919	J.M. Smucker Co. (The)	721,457
23,143	Lance, Inc.	492,946
40,435	Mead Johnson Nutrition Co., Class A	2,301,156

		5,673,319

	Gas Utilities – 1.3%
65,147	Questar Corp.	1,142,027
112,576	UGI Corp.	3,220,799

		4,362,826

	Health Care Equipment & Supplies – 3.8%
13,846	Alere, Inc.(b)	428,257
76,600	Baxter International, Inc.	3,654,586
34,438	CareFusion Corp.(b)	855,440
32,879	DENTSPLY International, Inc.	1,051,142
12,633	Edwards Lifesciences Corp.(b)	847,043
27,067	Haemonetics Corp.(b)	1,584,231
72,700	Medtronic, Inc.	2,441,266
41,923	NxStage Medical, Inc.(b)	800,729
21,041	Teleflex, Inc.	1,194,708

		12,857,402

	Health Care Providers & Services – 1.5%
23,950	Express Scripts, Inc.(b)	1,166,365
18,699	HMS Holdings Corp.(b)	1,102,119
26,812	Lincare Holdings, Inc.	672,713
15,364	MEDNAX, Inc.(b)	818,901

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – continued
45,965	WellCare Health Plans, Inc.(b)	$1,331,147

		5,091,245

	Health Care Technology – 0.5%
8,725	Cerner Corp.(b)	732,813
28,295	SXC Health Solutions Corp.(b)	1,031,918

		1,764,731

	Hotels, Restaurants & Leisure – 6.5%
152,000	Carnival Corp.	5,807,920
9,151	Chipotle Mexican Grill, Inc.(b)	1,573,972
46,361	Ctrip.com International Ltd., ADR(b)	2,213,738
1,975	Darden Restaurants, Inc.	84,490
60,822	Interval Leisure Group, Inc.(b)	819,272
29,875	Las Vegas Sands Corp.(b)	1,041,144
60,766	Marriott International, Inc., Class A	2,177,246
15,200	McDonald’s Corp.	1,132,552
108,861	O’Charleys, Inc.(b)	782,711
26,850	Starbucks Corp.	686,823
37,975	Starwood Hotels & Resorts Worldwide, Inc.	1,995,586
88,574	Wyndham Worldwide Corp.	2,433,128
15,346	Wynn Resorts Ltd.	1,331,572

		22,080,154

	Household Durables – 0.5%
61,230	Leggett & Platt, Inc.	1,393,595
5,800	Stanley Black & Decker, Inc.	355,424

		1,749,019

	Household Products – 1.1%
11,571	Clorox Co. (The)	772,480
18,900	Colgate-Palmolive Co.	1,452,654
22,775	Procter & Gamble Co. (The)	1,365,817

		3,590,951

	Independent Power Producers & Energy Traders – 0.2%
60,800	Calpine Corp.(b)	756,960

	Insurance – 1.2%
89,300	Allstate Corp. (The)	2,817,415
92,797	Old Republic International Corp.	1,285,238

		4,102,653

	Internet & Catalog Retail – 3.0%
11,575	Amazon.com, Inc.(b)	1,817,969
32,884	HSN, Inc.(b)	983,232
150,002	Liberty Media Corp. - Interactive, Class A(b)	2,056,527
23,637	NetFlix, Inc.(b)(c)	3,832,976
4,500	Priceline.com, Inc.(b)	1,567,530

		10,258,234

	Internet Software & Services – 3.4%
10,000	Akamai Technologies, Inc.(b)	501,800
23,040	AOL, Inc.(b)	570,240

Shares	Description	Value (†)
Common Stocks – continued

	Internet Software & Services – continued
33,407	Baidu, Inc., Sponsored ADR(b)(c)	$3,428,226
4,250	Google, Inc., Class A(b)	2,234,608
64,818	IAC/InterActiveCorp(b)	1,702,769
22,743	MercadoLibre, Inc.(b)	1,641,590
22,379	OpenTable, Inc.(b)	1,523,562

		11,602,795

	IT Services – 3.6%
21,791	Alliance Data Systems Corp.(b)	1,422,081
62,328	Broadridge Financial Solutions, Inc.	1,425,441
42,129	Cognizant Technology Solutions Corp., Class A(b)	2,716,057
10,181	Fidelity National Information Services, Inc.	276,210
22,459	Lender Processing Services, Inc.	746,313
13,200	MasterCard, Inc., Class A	2,956,800
36,158	Teradata Corp.(b)	1,394,252
39,465	Wright Express Corp.(b)	1,409,295

		12,346,449

	Life Sciences Tools & Services – 1.3%
17,950	Covance, Inc.(b)	839,881
13,150	Illumina, Inc.(b)	646,980
11,581	Mettler-Toledo International, Inc.(b)	1,441,140
53,403	Pharmaceutical Product Development, Inc.	1,323,860

		4,251,861

	Machinery – 6.3%
70,781	Actuant Corp., Class A	1,625,132
49,700	Caterpillar, Inc.	3,910,396
35,632	Cummins, Inc.	3,227,547
37,950	Danaher Corp.	1,541,149
63,500	Illinois Tool Works, Inc.	2,985,770
67,053	John Bean Technologies Corp.	1,080,224
39,582	Joy Global, Inc.	2,783,406
29,641	Kadant, Inc.(b)	560,511
13,343	Middleby Corp. (The)(b)	845,813
27,550	PACCAR, Inc.	1,326,532
20,134	SPX Corp.	1,274,080

		21,160,560

	Marine – 0.3%
27,524	Kirby Corp.(b)	1,102,611

	Media – 3.7%
51,800	CBS Corp., Class B	821,548
158,400	Comcast Corp., Special Class A	2,694,384
27,815	Discovery Communications, Inc., Class A(b)	1,211,343
53,171	E.W. Scripps Co. (The), Class A(b)	418,988
33,714	Harte-Hanks, Inc.	393,442
31,971	Liberty Media-Starz, Series A(b)	2,074,279
56,191	Madison Square Garden, Inc., Class A(b)	1,184,506
70,700	Omnicom Group, Inc.	2,791,236
30,700	Walt Disney Co. (The)	1,016,477

		12,606,203

Shares	Description	Value (†)
Common Stocks – continued

	Metals & Mining – 3.0%
3,900	Agnico-Eagle Mines Ltd.	$277,017
15,746	Cliffs Natural Resources, Inc.	1,006,484
97,476	Eldorado Gold Corp.	1,802,331
5,675	Freeport-McMoRan Copper & Gold, Inc.	484,588
89,014	Ivanhoe Mines Ltd.(b)	2,083,818
11,336	Randgold Resources Ltd., ADR	1,150,151
46,485	Reliance Steel & Aluminum Co.	1,930,522
16,302	Walter Energy, Inc.	1,325,190

		10,060,101

	Multiline Retail – 1.8%
34,877	Big Lots, Inc.(b)	1,159,660
34,505	Dollar Tree, Inc.(b)	1,682,464
31,838	Family Dollar Stores, Inc.	1,405,966
19,500	Kohl’s Corp.(b)	1,027,260
17,250	Target Corp.	921,840

		6,197,190

	Oil, Gas & Consumable Fuels – 4.1%
12,250	Anadarko Petroleum Corp.	698,863
27,000	Apache Corp.	2,639,520
60,943	Cloud Peak Energy, Inc.(b)	1,112,210
30,449	Concho Resources, Inc.(b)	2,014,810
11,275	EOG Resources, Inc.	1,048,237
26,100	Massey Energy Co.	809,622
12,993	Plains Exploration & Production Co.(b)	346,523
73,544	QEP Resources, Inc.	2,216,616
159,000	Williams Cos., Inc. (The)	3,038,490

		13,924,891

	Paper & Forest Products – 0.4%
82,707	Weyerhaeuser Co.	1,303,462

	Personal Products – 0.5%
25,850	Avon Products, Inc.	830,044
90,763	Prestige Brands Holdings, Inc.(b)	897,646

		1,727,690

	Pharmaceuticals – 1.2%
21,400	Abbott Laboratories	1,117,936
34,152	Perrigo Co.	2,193,242
31,326	Valeant Pharmaceuticals International, Inc.	784,717

		4,095,895

	Professional Services – 0.5%
11,275	Manpower, Inc.	588,555
36,841	Verisk Analytics, Inc., Class A(b)	1,031,916

		1,620,471

	Real Estate Management & Development – 0.6%
72,983	CB Richard Ellis Group, Inc., Class A(b)	1,334,129
36,497	Forestar Group, Inc.(b)	622,274

		1,956,403

Shares	Description	Value (†)
Common Stocks – continued

	REITs – 0.6%
56,969	Potlatch Corp.	$1,936,946

	REITs - Mortgage – 0.3%
254,789	Chimera Investment Corp.	1,006,417

	Road & Rail – 0.6%
71,744	Avis Budget Group, Inc.(b)	835,818
82,153	Celadon Group, Inc.(b)	1,134,533

		1,970,351

	Semiconductors & Semiconductor Equipment – 4.9%
18,550	Altera Corp.	559,468
298,300	Applied Materials, Inc.	3,484,144
59,761	ARM Holdings PLC, Sponsored ADR	1,121,117
18,200	Broadcom Corp., Class A	644,098
10,025	Cree, Inc.(b)	544,257
286,800	Intel Corp.	5,515,164
14,200	Lam Research Corp.(b)	594,270
82,625	Micron Technology, Inc.(b)	595,726
76,015	ON Semiconductor Corp.(b)	548,068
71,000	Texas Instruments, Inc.	1,926,940
36,893	Varian Semiconductor Equipment Associates, Inc.(b)	1,061,781

		16,595,033

	Software – 5.3%
28,000	Check Point Software Technologies Ltd.(b)	1,034,040
18,390	Citrix Systems, Inc.(b)	1,254,934
17,848	Concur Technologies, Inc.(b)	882,405
26,507	McAfee, Inc.(b)	1,252,721
45,620	MICROS Systems, Inc.(b)	1,931,095
144,450	Microsoft Corp.	3,537,580
35,300	Oracle Corp.	947,805
21,950	Red Hat, Inc.(b)	899,950
23,953	Rovi Corp.(b)	1,207,471
29,872	Salesforce.com, Inc.(b)	3,339,689
18,832	VMware, Inc., Class A(b)	1,599,590

		17,887,280

	Specialty Retail – 2.3%
6,684	AutoZone, Inc.(b)	1,530,035
69,200	Best Buy Co., Inc.	2,825,436
23,850	Home Depot, Inc.	755,568
140,265	Sally Beauty Holdings, Inc.(b)	1,570,968
102,210	Stein Mart, Inc.(b)	902,514
11,000	Urban Outfitters, Inc.(b)	345,840

		7,930,361

	Textiles, Apparel & Luxury Goods – 1.4%
48,733	Fossil, Inc.(b)	2,621,348
24,841	Lululemon Athletica, Inc.(b)	1,110,890
10,600	NIKE, Inc., Class B	849,484

		4,581,722

Shares	Description	Value (†)
Common Stocks – continued

	Thrifts & Mortgage Finance – 0.9%
100,542	MGIC Investment Corp.(b)	$928,003
149,338	People’s United Financial, Inc.	1,954,834

		2,882,837

	Water Utilities – 0.9%
128,442	American Water Works Co., Inc.	2,988,845

	Wireless Telecommunication Services – 0.1%
10,775	NII Holdings, Inc.(b)	442,853

	Total Common Stocks (Identified Cost $268,822,968)	331,847,445

Put Options – 0.1%
25,600	Baidu, Inc., Sponsored ADR expiring December 18, 2010 at 80(d)	61,568
23,100	F5 Networks, Inc. expiring January 22, 2011 at 90(d)	114,345
15,300	NetFlix, Inc. expiring December 18, 2010 at 140(d)	125,460
16,700	Salesforce.com, Inc. expiring November 20, 2010 at 105(d)	89,762

	Total Put Options (Identified Cost $701,718)	391,135

Principal Amount	Description	Value (†)
Short-Term Investments – 1.5%
$5,154,496	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010 at 0.000% to be repurchased at $5,154,496 on 10/01/2010 collateralized by $2,845,000 Federal Home Loan Bank, 0.250% due 1/28/2011 valued at $2,845,000; $2,420,000, Federal Home Loan Mortgage Corp., 1.200% due 9/24/2013 valued at $2,423,025 including accrued interest(e) (Identified Cost $5,154,496)	5,154,496

	Total Investments – 99.7% (Identified Cost $274,679,182)(a)	337,393,076
	Other assets less liabilities – 0.3%	1,037,231

	Net Assets – 100.0%	$338,430,307

Shares	Description	Value (†)
Call Options Written – (0.0%)
9,300	F5 Networks, Inc. expiring January 22, 2011 at 125(d)	(31,620)
7,400	NetFlix, Inc. expiring December 18, 2010 at 190(d)	(56,425)

	Total Call Options Written (Premiums Received $48,845)	(88,045)

Put Options Written – (0.0%)
25,600	Baidu, Inc., Sponsored ADR expiring December 18, 2010 at 66(d)	(20,352)
23,100	F5 Networks, Inc. expiring January 22, 2011 at 70(d)	(27,143)
15,300	NetFlix, Inc. expiring December 18, 2010 at 115(d)	(37,715)
16,700	Salesforce.com, Inc. expiring November 20, 2010 at 85(d)	(20,791)

	Total Put Options Written (Premiums Received $241,730)	(106,001)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Portfolio by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Portfolio may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value.

The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $274,679,182 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$70,246,454
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,532,560)

Net unrealized appreciation	$62,713,894

At December 31, 2009, the Portfolio had a capital loss carryforward of $74,894,726 of which $11,926,148 expires on December 31, 2016, and $62,968,578 expires on December 31, 2017. At December 31, 2009 post-October capital loss deferrals were $335,580. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	All or a portion of this security is held as collateral for outstanding options.
(d)	The Portfolio may enter into option contracts. When a Portfolio purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Portfolio writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Portfolio enters into a closing purchase transaction. When a written option expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Portfolio, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Portfolio are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Portfolio is not party to any over-the-counter options at September 30, 2010.
(e)	It is the Portfolio’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Portfolio and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Portfolio has categorized the inputs utilized in determining the value of the Portfolio’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$331,847,445	$—	$—	$331,847,445
Put Options	391,135	—	—	391,135
Short-Term Investments	—	5,154,496	—	5,154,496

Total	$332,238,580	$5,154,496	$—	$337,393,076

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Call Options Written	$(88,045)	$—	$—	$(88,045)
Put Options Written	(106,001)	—	—	(106,001)

Total	$(194,046)	$—	$—	$(194,046)

*	Major categories of the Portfolio’s investments and option contracts are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Portfolio currently uses include options contracts.

The Portfolio is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Portfolio may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Portfolio may also write put options to offset the cost of option contracts used for hedging purposes. During the period ended September 30, 2010, the Portfolio engaged in written call option transactions and purchased and written put option transactions in accordance with these objectives.

The following is a summary of derivative instruments for the Portfolio as of September 30, 2010:

Asset Derivatives	Equity Contracts
Purchased Options	$391,135

Liability Derivatives	Equity Contracts
Options Written	$(194,046)

The Portfolio’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Portfolio’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The following is a summary of the Portfolio’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2009	34	$16,898
Options written	4,809	1,343,964
Options terminated in closing purchase transactions	(3,869)	(1,070,287)
Options expired	—	—

Outstanding at 9/30/2010	974	$290,575

Industry Summary at September 30, 2010 (Unaudited)

Hotels, Restaurants & Leisure	6.5%
Machinery	6.3
Software	5.3
Semiconductors & Semiconductor Equipment	4.9
Oil, Gas & Consumable Fuels	4.1
Capital Markets	4.0
Health Care Equipment & Supplies	3.8
Media	3.7
IT Services	3.6
Internet Software & Services	3.4
Internet & Catalog Retail	3.0
Computers & Peripherals	3.0
Metals & Mining	3.0
Diversified Financial Services	2.4
Energy Equipment & Services	2.4
Food & Staples Retailing	2.4
Specialty Retail	2.3
Communications Equipment	2.3
Aerospace & Defense	2.2
Other Investments, less than 2% each	29.6
Short-Term Investments	1.5

Total Investments	99.7
Other assets less liabilities (including options written)	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 93.7% of Net Assets

	Aerospace & Defense – 1.7%
232,900	Hexcel Corp.(b)	$4,143,291
70,725	TransDigm Group, Inc.	4,388,486

		8,531,777

	Auto Components – 1.6%
274,025	Tenneco, Inc.(b)	7,938,504

	Building Products – 1.4%
119,650	A.O. Smith Corp.	6,926,538

	Capital Markets – 6.2%
786,400	Apollo Investment Corp.	8,044,872
600,325	Ares Capital Corp.	9,395,086
433,350	Fifth Street Finance Corp.	4,827,519
191,050	Gleacher & Co., Inc.(b)	307,591
89,025	KBW, Inc.	2,279,040
570,475	MF Global Holdings Ltd.(b)	4,107,420
89,300	Waddell & Reed Financial, Inc., Class A	2,443,248

		31,404,776

	Chemicals – 4.7%
177,125	Kraton Performance Polymers, Inc.(b)	4,808,944
198,675	Scotts Miracle-Gro Co. (The), Class A	10,277,458
279,425	Sensient Technologies Corp.	8,519,668

		23,606,070

	Commercial Banks – 5.0%
588,025	Associated Banc-Corp	7,756,050
106,075	Bank of Hawaii Corp.	4,764,889
100,600	Danvers Bancorp, Inc.	1,542,198
248,730	FirstMerit Corp.	4,556,734
195,375	Prosperity Bancshares, Inc.	6,343,826

		24,963,697

	Commercial Services & Supplies – 4.8%
91,075	Consolidated Graphics, Inc.(b)	3,775,059
348,450	Corrections Corp. of America(b)	8,599,746
302,902	Waste Connections, Inc.(b)	12,013,093

		24,387,898

	Computers & Peripherals – 1.3%
366,025	QLogic Corp.(b)	6,456,681

	Construction & Engineering – 0.8%
247,675	MYR Group, Inc.(b)	4,059,393

	Consumer Finance – 1.6%
292,000	First Cash Financial Services, Inc.(b)	8,103,000

	Containers & Packaging – 4.5%
425,175	Packaging Corp. of America	9,851,305

Shares	Description	Value (†)
Common Stocks – continued

	Containers & Packaging – continued
397,050	Silgan Holdings, Inc.	$12,586,485

		22,437,790

	Electric Utilities – 3.4%
275,800	Cleco Corp.	8,169,196
369,050	El Paso Electric Co.(b)	8,776,009

		16,945,205

	Electrical Equipment – 1.1%
342,325	GrafTech International Ltd.(b)	5,350,540

	Energy Equipment & Services – 3.3%
163,600	Oil States International, Inc.(b)	7,615,580
248,425	Unit Corp.(b)	9,263,768

		16,879,348

	Health Care Equipment & Supplies – 2.3%
148,225	Teleflex, Inc.	8,416,215
88,725	West Pharmaceutical Services, Inc.	3,044,155

		11,460,370

	Insurance – 9.2%
226,375	Aspen Insurance Holdings Ltd.	6,854,635
1,485,525	CNO Financial Group, Inc.(b)	8,229,808
300,925	Hanover Insurance Group, Inc. (The)	14,143,475
389,962	HCC Insurance Holdings, Inc.	10,174,109
294,925	Tower Group, Inc.	6,886,499

		46,288,526

	IT Services – 2.6%
168,075	CACI International, Inc., Class A(b)	7,607,074
278,300	SRA International, Inc., Class A(b)	5,488,076

		13,095,150

	Machinery – 5.5%
432,400	Actuant Corp., Class A	9,927,904
116,725	Kaydon Corp.	4,038,685
93,900	Lincoln Electric Holdings, Inc.	5,429,298
115,575	Valmont Industries, Inc.	8,367,630

		27,763,517

	Media – 2.4%
179,475	John Wiley & Sons, Inc., Class A	7,333,348
136,375	Valassis Communications, Inc.(b)	4,621,749

		11,955,097

	Metals & Mining – 1.3%
616,925	Thompson Creek Metals Co., Inc.(b)	6,650,452

	Multi-Utilities – 0.4%
68,275	NorthWestern Corp.	1,945,838

	Oil, Gas & Consumable Fuels – 4.7%
402,200	Brigham Exploration Co.(b)	7,541,250
65,375	Concho Resources, Inc.(b)	4,325,864

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
402,439	Oasis Petroleum, Inc.(b)	$7,795,243
364,775	Resolute Energy Corp.(b)	4,034,412

		23,696,769

	Paper & Forest Products – 0.3%
221,450	Louisiana-Pacific Corp.(b)	1,676,377

	Professional Services – 2.1%
217,125	Towers Watson & Co., Class A	10,678,207

	REITs - Apartments – 0.7%
61,625	Mid-America Apartment Communities, Inc.	3,591,505

	REITs - Hotels – 1.8%
436,833	DiamondRock Hospitality Co.	4,145,545
204,300	LaSalle Hotel Properties	4,778,577

		8,924,122

	REITs - Office – 2.2%
272,100	Government Properties Income Trust	7,265,070
119,075	Kilroy Realty Corp.	3,946,145

		11,211,215

	Semiconductors & Semiconductor Equipment – 4.2%
168,825	Silicon Laboratories, Inc.(b)	6,187,436
344,500	Skyworks Solutions, Inc.(b)	7,124,260
802,325	TriQuint Semiconductor, Inc.(b)	7,702,320

		21,014,016

	Software – 0.8%
206,600	Tyler Technologies, Inc.(b)	4,165,056

	Specialty Retail – 2.2%
382,522	Aaron’s, Inc.	7,057,531
96,450	Gymboree Corp. (The)(b)	4,006,533

		11,064,064

	Textiles, Apparel & Luxury Goods – 3.4%
169,725	Phillips-Van Heusen Corp.	10,210,656
239,775	Wolverine World Wide, Inc.	6,955,873

		17,166,529

	Thrifts & Mortgage Finance – 3.1%
555,355	Northwest Bancshares, Inc.	6,214,422
43,250	Territorial Bancorp, Inc.	727,898
69,600	United Financial Bancorp, Inc.	940,296
492,100	Washington Federal, Inc.	7,509,446

		15,392,062

	Trading Companies & Distributors – 2.1%
275,225	WESCO International, Inc.(b)	10,813,590

	Wireless Telecommunication Services – 1.0%
217,125	Syniverse Holdings, Inc.(b)	4,922,224

Shares	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $406,860,478)	$471,465,903

Exchange Traded Funds – 5.0%
405,400	iShares Russell 2000 Value Index Fund (Identified Cost $24,619,277)	25,094,260

	Total Investments – 98.7% (Identified Cost $431,479,755)(a)	496,560,163
	Other assets less liabilities – 1.3%	6,621,560

	Net Assets – 100.0%	$503,181,723

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $431,479,755 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$69,696,781
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,616,373)

Net unrealized appreciation	$65,080,408

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$471,465,903	$—	$—	$471,465,903
Exchange Traded Funds	25,094,260	—	—	25,094,260

Total	$496,560,163	$—	$—	$496,560,163

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2010 (Unaudited)

Insurance	9.2%
Capital Markets	6.2
Machinery	5.5
Exchange Traded Funds	5.0
Commercial Banks	5.0
Commercial Services & Supplies	4.8
Oil, Gas & Consumable Fuels	4.7
Chemicals	4.7
Containers & Packaging	4.5
Semiconductors & Semiconductor Equipment	4.2
Textiles, Apparel & Luxury Goods	3.4
Electric Utilities	3.4
Energy Equipment & Services	3.3
Thrifts & Mortgage Finance	3.1
IT Services	2.6
Media	2.4
Health Care Equipment & Supplies	2.3
REITs - Office	2.2
Specialty Retail	2.2
Trading Companies & Distributors	2.1
Professional Services	2.1
Other Investments, less than 2% each	15.8

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 22, 2010

By:	/S/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 22, 2010